Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Jul. 31, 2025	Jul. 31, 2024
Allowance for doubtful accounts	$ 5	$ 5
Preferred stock, $0.01 par value Authorized - 1,345 shares total; 145 shares designated Series A; 250 shares designated Series B Junior Participating Issued and outstanding - None
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	1,345,000	1,345,000
Common stock, $0.01 par value Authorized - 750,000 shares Outstanding - 279,129 shares at July 31, 2025 and 280,268 shares at July 31, 2024
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	750,000,000	750,000,000
Common stock, shares, outstanding (in shares)	279,129,000	280,268,000
Series A Preferred Stock
Preferred stock, $0.01 par value Authorized - 1,345 shares total; 145 shares designated Series A; 250 shares designated Series B Junior Participating Issued and outstanding - None
Preferred stock, shares authorized (in shares)	145,000	145,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Series B Preferred Stock
Preferred stock, $0.01 par value Authorized - 1,345 shares total; 145 shares designated Series A; 250 shares designated Series B Junior Participating Issued and outstanding - None
Preferred stock, shares authorized (in shares)	250,000	250,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0